LIQUIDITY, GOING CONCERN AND MANAGEMENT PLANS (Details Narrative) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	May 18, 2023	Mar. 31, 2023	Dec. 31, 2022
Stockholders equity	$ 2,739,000	$ (872,000)	$ 7,578,000	$ 9,678,000	$ 9,544,000			$ 13,198,000
Cash and cash equivalents	621,000		6,703,000
Working capital deficit	2,082,000					$ 1,000,000
Accumulated losses	(33,206,000)		(25,915,000)				$ (19,517,000)
Semi Cab Inc [Member]
Accumulated losses			(8,139,000)					(5,992,000)
Retained Earnings [Member]
Stockholders equity	$ (33,206,000)	$ (34,401,000)	(25,915,000)	$ (21,879,000)	$ (21,977,000)			$ (16,531,000)
Retained Earnings [Member] | Semi Cab Inc [Member]
Accumulated losses			$ 4,814,000